Capital Stock	10 Months Ended
Jan. 01, 2011
Capital Stock [Abstract]
Capital Stock
J. CAPITAL STOCK
EARNINGS PER SHARE — The following table reconciles net earnings attributable to common shareholders and the weighted average shares outstanding used to calculate basic and diluted earnings per share for the fiscal years ended January 1, 2011, January 2, 2010 and January 3, 2009.
Basic Earnings per Share Computation

	2010	2009	2008
Numerator (in millions):
Net earnings attributable to Stanley Black & Decker, Inc.	$198.2	$224.3	$306.9
Less: Net earnings allocated to unvested units(A)	0.5	0.3	0.6

Net earnings attributable to Stanley Black & Decker, Inc. less unvested units	$197.7	$224.0	$306.3

(A)	— The unvested units affecting the calculation of basic earnings per share represent restricted stock units with non-forfeitable dividend rights.

	2010	2009	2008
Denominator (in thousands):
Basic earnings per share, weighted-average shares outstanding	147,224	79,788	78,897
Dilutive Earnings per Share Computation

	2010	2009	2008
Numerator (in millions):
Net earnings attributable to Stanley Black & Decker, Inc.	$198.2	$224.3	$306.9
Denominator (in thousands):
Basic earnings per share, weighted-average shares outstanding	147,224	79,788	78,897
Dilutive effect of stock options and awards	2,943	608	977

Diluted earnings per share, weighted-average shares outstanding	150,167	80,396	79,874

	2010	2009	2008
Earnings per share of common stock:
Basic Earnings Per Share	$1.34	$2.81	$3.88
Diluted Earnings Per Share	$1.32	$2.79	$3.84
The following weighted-average stock options, warrants and Equity Purchase Contracts to purchase the Company’s common stock were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive (in thousands):

	2010	2009	2008
Number of stock options	2,760	3,519	2,101
Number of stock warrants	4,939	4,939	5,069
Number of shares related to May 2010 equity purchase contracts	2,210	5,893	6,035
Number of shares related to the convertible preferred units	1,054	—	—
The Company has warrants outstanding which entitle the holder to purchase up to 4,938,624 shares of its common stock with a strike price of approximately $86.50. These warrants are anti-dilutive since the strike price is greater than the market price of the Company’s common stock.
The Convertible Notes outstanding, described more fully in Note H, Long-Term Debt and Financing Arrangements, had a very minor dilutive impact during the year.
As of January 1, 2011 there were no shares related to the Convertible Preferred Units included in the calculation of diluted earnings per share because the effect of the conversion option was not dilutive. These Convertible Preferred Units, as well as the equity purchase contracts and convertible note hedge, are discussed more fully in Note H, Long-Term Debt and Financing Arrangements.
COMMON STOCK SHARE ACTIVITY — Common stock share activity for 2010, 2009 and 2008 was as follows:

	2010	2009	2008
Outstanding, beginning of year	80,478,624	78,876,034	80,378,787
Shares issued as part of the merger	78,497,261	—	—
Shares issued from Equity Units Offering	5,180,776	—	—
Issued from treasury	2,298,603	2,178,203	737,698
Returned to treasury	(107,834)	(575,613)	(2,240,451)

Outstanding, end of year	166,347,430	80,478,624	78,876,034

In 2009, in addition to the common stock share activity described in the Stock-Based Compensation Plans and Equity Option sections of this footnote, the Company issued 242,653 shares of common stock from treasury and received cash proceeds of $9.5 million during the year.
COMMON STOCK RESERVED — Common stock shares reserved for issuance under various employee and director stock plans at January 1, 2011 and January 2, 2010 are as follows:

	2010	2009
Employee stock purchase plan	2,956,667	3,100,855
Other stock-based compensation plans	5,035,575	4,086,625

Total shares reserved	7,992,242	7,187,480

PREFERRED STOCK PURCHASE RIGHTS — Each outstanding share of common stock has a one share purchase right. Each purchase right may be exercised to purchase one two-hundredth of a share of Series A Junior Participating Preferred Stock at an exercise price of $220.00, subject to adjustment. The rights, which do not have voting rights, expire on March 10, 2016, and may be redeemed by the Company at a price of $0.01 per right at any time prior to the tenth day following the public announcement that a person has acquired beneficial ownership of 15% or more of the outstanding shares of common stock. In the event that the Company is acquired in a merger or other business combination transaction, provision shall be made so that each holder of a right (other than a holder who is a 14.9%-or-more shareowner) shall have the right to receive, upon exercise thereof, that number of shares of common stock of the surviving Company having a market value equal to two times the exercise price of the right. Similarly, if anyone becomes the beneficial owner of more than 15% of the then outstanding shares of common stock (except pursuant to an offer for all outstanding shares of common stock which the independent directors have deemed to be fair and in the best interest of the Company), provision will be made so that each holder of a right (other than a holder who is a 14.9%-or-more shareowner) shall thereafter have the right to receive, upon exercise thereof, common stock (or, in certain circumstances, cash, property or other securities of the Company) having a market value equal to two times the exercise price of the right. At January 1, 2011, there were 166,347,430 outstanding rights.
STOCK-BASED COMPENSATION PLANS — The Company has stock-based compensation plans for salaried employees and non-employee members of the Board of Directors. The plans provide for discretionary grants of stock options, restricted stock units, and other stock-based awards.
The plans are generally administered by the Compensation and Organization Committee of the Board of Directors, consisting of non-employee directors.
Stock Options: Stock options are granted at the fair market value of the Company’s stock on the date of grant and have a 10-year term. Generally, stock option grants vest ratably over four years from the date of grant.
One million options were granted in conjunction with the Merger. These options will cliff vest on the third anniversary of the Merger. The fair value of each stock option was estimated on the date of grant using the Black-Scholes option pricing model. Assumptions used for the Black-Scholes valuation of these options were:

Stock price	$57.50
Option price	$57.50
Average expected volatility	30%
Dividend yield	2.3%
Risk-free interest rate	3.3%
Expected term	7 years
Fair value per option	$16.34
The following describes how certain assumptions affecting the estimated fair value of stock options are determined: the dividend yield is computed as the annualized dividend rate at the date of grant divided by the strike price of the stock option; expected volatility is based on an average of the market implied volatility and historical volatility for the 5 year expected life; the risk-free interest rate is based on U.S. Treasury securities with maturities equal to the expected life of the option; and an eight percent forfeiture rate is assumed. The Company uses historical data in order to estimate forfeitures and holding period behavior for valuation purposes.
The fair value of other stock option grants made during the year was also estimated on the date of grant using the Black-Scholes option pricing model. The following weighted average assumptions used for grants in 2010, 2009 and 2008, respectively: dividend yield of 2.1%, 2.8% and 3.8%; expected volatility of 32.7%, 32.8% and 45.0%; and risk-free interest rates of 2.2%, 2.2% and 1.8%. An expected life of 5.5 years was used in 2010 and an expected life of 5 years was used in both 2009 and 2008. Also, a weighted average vesting period of 2.5 years was used in 2010, 2.4 years in 2009 and 2.0 years in 2008. The weighted average fair value of stock options granted in 2010, 2009 and 2008 was $17.00, $11.48 and $9.25, respectively.
Refer to Note E, Merger and Acquisitions, for discussion of the valuation of the options assumed from the Merger.
The number of stock options and weighted-average exercise prices are as follows:

	2010		2009		2008
	Options	Price	Options	Price	Options	Price
Outstanding, beginning of year	5,839,417	$39.75	7,082,224	$37.08	7,053,899	$37.83
Granted	2,055,942	60.69	502,500	48.46	849,360	33.73
Options assumed from merger	5,843,623	44.41	—	—	—	—
Exercised	(1,720,507)	34.81	(1,603,205)	30.13	(400,972)	31.44
Forfeited	(376,911)	54.95	(142,102)	44.65	(420,063)	48.31

Outstanding, end of year	11,641,564	$48.69	5,839,417	$39.75	7,082,224	$37.08

Exercisable, end of year	8,100,566	$46.70	4,364,180	$38.50	5,368,989	$35.30

At January 1, 2011, the range of exercise prices on outstanding stock options was $23.22 to $74.11. Stock option expense was $17.7 million, $6.1 million and $4.8 million for the years ended January 1, 2011, January 2, 2010 and January 3, 2009, respectively.
At January 1, 2011, the Company had $44.9 million of unrecognized pre-tax compensation expense for stock options. This expense will be recognized over the remaining vesting periods which are 3.1 years on a weighted average basis.
During 2010, the Company received $59.9 million in cash from the exercise of stock options. The related tax benefit from the exercise of these options is $14.6 million. During 2010, 2009 and 2008 the total intrinsic value of options exercised was $46.5 million, $16.5 million and $6.8 million, respectively. When options are exercised, the related shares are issued from treasury stock.
ASC 718, “Compensation — Stock Compensation,” requires the benefit arising from tax deductions in excess of recognized compensation cost to be classified as a financing cash flow. To quantify the recognized compensation cost on which the excess tax benefit is computed, both actual compensation expense recorded and pro-forma compensation cost reported in disclosures are considered. An excess tax benefit is generated on the extent to which the actual gain, or spread, an optionee receives upon exercise of an option exceeds the fair value determined at the grant date; that excess spread over the fair value of the option times the applicable tax rate represents the excess tax benefit. In 2010 and 2009, the Company reported $10.8 million and $0.3 million, respectively, of excess tax benefits as a financing cash flow within the proceeds from issuance of common stock caption.
Outstanding and exercisable stock option information at January 1, 2011 follows:

	Outstanding Stock Options			Exercisable Stock Options
		Weighted-average			Weighted-
		Remaining	Weighted-average		average
Exercise Price Ranges	Options	Contractual Life	Exercise Price	Options	Exercise Price
$35.00 and below	3,062,866	6.46	$30.63	2,353,482	$30.28
$35.01 — 50.00	3,113,042	5.33	43.41	2,687,715	42.58
$50.01 — higher	5,465,656	5.72	61.81	3,059,369	62.95

	11,641,564	5.81	$48.69	8,100,566	$46.70

Compensation cost for new grants is recognized on a straight-line basis over the vesting period. The expense for retirement eligible employees (those aged 55 and over and with 10 or more years of service) is recognized by the date they became retirement eligible, as such employees may retain their options for the 10 year contractual term in the event they retire prior to the end of the vesting period stipulated in the grant.
Employee Stock Purchase Plan: The Employee Stock Purchase Plan (“ESPP”) enables eligible employees in the United States and Canada to subscribe at any time to purchase shares of common stock on a monthly basis at the lower of 85% of the fair market value of the shares on the grant date ($37.53 per share for fiscal year 2010 purchases) or 85% of the fair market value of the shares on the last business day of each month. A maximum of 6,000,000 shares are authorized for subscription. During 2010, 2009 and 2008 shares totaling 143,624 shares, 115,776 shares and 62,261 shares respectively, were issued under the plan at average prices of $37.53, $27.87 and $37.31 per share, respectively and the intrinsic value of the ESPP purchases was $3.1 million, $1.8 million and $0.4 million respectively. For 2010, the Company received $5.4 million in cash from ESPP purchases, and there is no related tax benefit. The fair value of ESPP shares was estimated using the Black-Scholes option pricing model. ESPP compensation cost is recognized ratably over the one-year term based on actual employee stock purchases under the plan. The fair value of the employees’ purchase rights under the ESPP was estimated using the following assumptions for 2010, 2009 and 2008, respectively: dividend yield of 2.5%, 2.9% and 3.7%; expected volatility of 38.0%, 56.0% and 28.0%; risk-free interest rates of 0.1%, 0.2% and 2.6%; and expected lives of one year. The weighted average fair value of those purchase rights granted in 2010, 2009 and 2008 was $20.77, $10.77 and $9.02, respectively. Total compensation expense recognized for ESPP amounted to $3.5 million, $1.2 million and $0.6 million for 2010, 2009 and 2008, respectively.
Restricted Share Units and Awards: Compensation cost for restricted share units and awards, including restricted shares granted to French employees in lieu of RSU’s, (collectively “RSU’s”) granted to employees is recognized ratably over the vesting term, which varies but is generally 4 years. RSU grants totaled 1,532,107 shares, 452,613 shares and 241,036 shares in 2010, 2009 and 2008, respectively. The weighted-average grant date fair value of RSU’s granted in 2010, 2009 and 2008 was $59.32, $37.55 and $35.28 per share, respectively. Total compensation expense recognized for RSU’s amounted to $52.7 million, $9.4 million and $6.3 million, respectively. The actual tax benefit received in the period the shares were delivered was $0.3 million, $0.1 million and $2.1 million in 2010, 2009 and 2008, respectively. As of January 1, 2011, unrecognized compensation expense for RSU’s amounted to $70.9 million and this cost will be recognized over a weighted-average period of 4.0 years.
As discussed in Note E, Merger and Acquisitions, the Company assumed 0.4 million restricted stock units and awards as part of the Merger. Accordingly, the Company expensed $4.3 million in stock-based compensation for the twelve months ended January 1, 2011, respectively, related to these awards.
A summary of non-vested restricted stock unit activity as of January 1, 2011, and changes during the twelve month period then ended is as follows:

		Weighted Average
	Restricted Share	Grant
	Units	Date Fair Value
Non-vested at January 2, 2010	759,198	$39.79
Granted	1,532,107	59.32
Assumed from Merger	433,117	46.63
Vested	(239,696)	62.29
Forfeited	(14,003)	58.43

Non-vested at January 1, 2011	2,470,723	$53.60

The total fair value of shares vested (market value on the date vested) during 2010, 2009 and 2008 was $14.9 million, $7.2 million and $4.4 million, respectively.
Non-employee members of the Board of Directors received restricted share-based grants which must be cash settled and accordingly mark-to-market accounting is applied. Additionally, the Board of Directors were granted restricted share units for which compensation expense of $0.9 million, $0.6 million and $0.6 million was recognized for 2010, 2009 and 2008, respectively.
Long-Term Performance Awards: The Company has granted Long Term Performance Awards (“LTIPs”) under its 1997, 2001 and 2009 Long Term Incentive Plans to senior management employees for achieving Company performance measures. Awards are payable in shares of common stock, which may be restricted if the employee has not achieved certain stock ownership levels, and generally no award is made if the employee terminates employment prior to the payout date.
Long-Term Performance Awards: Two LTIP grants were made in 2009 and 2010. Both the grants have separate annual performance goals for each year within the respective three year performance period. Earnings per share and return on capital employed represent 75% of the share payout of each grant. There is a third market-based element, representing 25% of the total grant, which measures the Company’s common stock return relative to peers over the performance period. The ultimate delivery of shares will occur in 2012 and 2013 for the 2009 and 2010 grants, respectively. Total payouts are based on actual performance in relation to these goals.
Working capital incentive plan: In 2010, the Company initiated a bonus program under its 2009 Long Term Incentive Plan. The program provides executives the opportunity to receive stock in the event certain working capital turn objectives are achieved by June of 2013 and are sustained for a period of at least six months. The ultimate issuances of shares, if any, will be determined based on achievement of objectives during the performance period.
Expense recognized for the various performance-contingent grants amounted to $10.3 million in 2010, $3.4 million in 2009 and $1.9 million in 2008. With the exception of the market-based award, in the event performance goals are not met compensation cost is not recognized and any previously recognized compensation cost is reversed.
A summary of the activity pertaining to the maximum number of shares that may be issued is as follows:

		Weighted Average
		Grant
	Share Units	Date Fair Value
Non-vested at January 2, 2010	721,648	$33.88
Granted	571,724	48.56
Vested	—	—
Forfeited	(216,882)	44.22

Non-vested at January 1, 2011	1,076,490	$39.59

EQUITY OPTION In November 2010, the Company purchased from financial institutions over the counter 5-year capped call options on 8.43 million shares of its common stock for an aggregate premium of $50.3 million, or an average of $5.97 per option. In accordance with ASC 815-40 the premium paid was recorded as a reduction to equity. The gain or loss on the options will depend on the actual market price of the Company’s stock on exercise dates which occur in December 2015. The contracts for each of the three series of options generally provide that the options may, at the Company’s election, be cash settled, physically settled or net-share settled (the default settlement method). Each series of options has various expiration dates within the month of December 2015. The options will be automatically exercised if the market price of the Company’s common stock on the relevant expiration date is greater than the applicable lower strike price (i.e. the options are “in-the-money”). If the market price of the Company’s common stock at the expiration date is below the applicable lower strike price, the relevant options will expire with no value. If the market price of the Company’s common stock on the relevant expiration date is between the applicable lower and upper strike prices, the value per option to the Company will be the then-current market price less that lower strike price. If the market price of the Company’s common stock is above the applicable upper strike price, the value per option to the Company will be the difference between the applicable upper strike price and lower strike price. The aggregate fair value of the options at January 1, 2011 was $51.2 million.
A summary of the capped call (equity options) issued is as follows:

			(Per Share)
	Original Number	Net Premium	Initial Lower	Initial Upper
Series	of Options	Paid (In millions)	Strike Price	Strike Price
Series I	2,811,041	$16.8	$75.00	$97.95
Series II	2,811,041	$16.8	$75.00	$97.95
Series III	2,811,041	$16.7	$75.00	$97.95

	8,433,123	$50.3	$75.00	$97.95
In January 2009, the Company purchased from financial institutions over the counter 15 month capped call options, subject to adjustments for standard anti-dilution provisions, on 3 million shares of its common stock for an aggregate premium of $16.4 million, or an average of $5.47 per option. The purpose of the capped call options is to reduce share price volatility on potential future share repurchases by establishing the prices at which the Company may elect to repurchase 3 million shares in the 15 month term. In accordance with ASC 815-40 the premium paid was recorded as a reduction to Shareowners’ equity. The contracts for each of the three series of options generally provide that the options may, at the Company’s election, be cash settled, physically settled or net-share settled (the default settlement method). Each series of options had various expiration dates within the month of March 2010.
In 2009, the Company and counterparties to the transaction agreed to terminate 2,886,629 options. Of these terminations, 886,629 were cash settled using an average share price of $41.29, resulting in a $7.2 million cash receipt and 2,000,000 options were net-share settled in 1.0 million tranches using an average share price of $49.67 and $49.32, respectively. These terminations resulted in 513,277 shares being delivered to the Company which was recorded to Shareowners’ equity. Because the market price of the Company’s common stock was above the applicable upper strike price, the value per option to the Company was the difference between the applicable upper strike price and lower strike price. The remaining 113,371 options were automatically exercised and net-share settled in March 2010 using an average share price of $58.76 and a fair value of $1,673,265.